Award Timing Disclosure	12 Months Ended
Feb. 01, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Our grant policy for equity awards establishes April 1 as the date of the annual grant each year. Awards of equity incentives to new officers are made on the last business day of the Company’s fiscal month which follows the month that includes the hire date. The Compensation Committee may, in its discretion, make grants that vary from these guidelines if there is a compelling business reason, but in every case the Committee is required to complete its approval of the equity awards prior to the date of the grant.
We believe that the beginning of April is an appropriate time during the year to make grants of equity awards and that this predetermined, consistent application of our granting practices from year to year, regardless of other events, is also appropriate. Our grant policy provides that, to the extent practicable, the Compensation Committee will not authorize or make grants when in possession of material non-public information unless we take steps to ensure that such information is released to the public no less than two full trading days before the grant date. The awards granted by the Compensation Committee are designed to create incentives for the creation of long-term shareholder value and contain delayed vesting provisions that prevent recipients from taking advantage of short-term fluctuations in the market price of our common stock. We have not planned in the past, nor do we plan in the future, to time the release of material non-public information for the purpose of affecting the value of executive compensation.

Award Timing Method
Our grant policy for equity awards establishes April 1 as the date of the annual grant each year. Awards of equity incentives to new officers are made on the last business day of the Company’s fiscal month which follows the month that includes the hire date. The Compensation Committee may, in its discretion, make grants that vary from these guidelines if there is a compelling business reason, but in every case the Committee is required to complete its approval of the equity awards prior to the date of the grant.
We believe that the beginning of April is an appropriate time during the year to make grants of equity awards and that this predetermined, consistent application of our granting practices from year to year, regardless of other events, is also appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our grant policy provides that, to the extent practicable, the Compensation Committee will not authorize or make grants when in possession of material non-public information unless we take steps to ensure that such information is released to the public no less than two full trading days before the grant date.
MNPI Disclosure Timed for Compensation Value	false